UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             WWW Advisors, Inc
Address:          131 Prosperous Place
                  Suite 17
                  Lexington, KY  40509


Form 13F File Number:    28-06299

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence S. York
Title:   President
Phone:   (859) 263-2204

Signature, Place, and Date of Signing:

    /s/Lawrence S. York             Lexington, Kentucky            4/11/01
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      NONE

Form 13F Information Table Entry Total:                 85

Form 13F Information Table Value Total(in thousands):   $22,586  (thousands)

List of other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                                                                  FORM 13F INFORMATION TABLE

                                                                VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

-----------------------------------------------------------------------------------------------------------------------------------

360Networks Inc                     COMMON STOCK    88575T205     43.11   12,100  SH         SOLE                     12,100
Actuate Corp.                       COMMON STOCK    00508B102     95.63   10,000  SH         SOLE                     10,000
ACTV Inc                            COMMON STOCK    00088E104    204.69   50,000  SH         SOLE                     50,000
ADC TELECOMMUNICATIONS INC          COMMON STOCK    000886101    510.00   60,000  SH         SOLE                     60,000
Adobe Systems Inc.                  COMMON STOCK    00724F101    524.55   15,000  SH         SOLE                     15,000
ALCATEL SPONSORED ADR               COMMON STOCK    013904305      8.63      300  SH         SOLE                        300
Aol Time Warner Inc.                COMMON STOCK    00184A105    602.25   15,000  SH         SOLE                     15,000
Applied Materials Inc               COMMON STOCK    038222105    217.50    5,000  SH         SOLE                      5,000
APPLIED MICRO CIRCUITS CORP         COMMON STOCK    03822W109    165.00   10,000  SH         SOLE                     10,000
ARIBA INC                           COMMON STOCK    04033V104    118.59   15,000  SH         SOLE                     15,000
ART TECHNOLOGY GROUP INC            COMMON STOCK    04289L107    120.00   10,000  SH         SOLE                     10,000
ASM LITHOGRAPHY HOLDING NV NY REG   COMMON STOCK    N07059111      4.34      200  SH         SOLE                        200
AT&T CORP - LIBERTY                 COMMON STOCK    001957208    420.00   30,000  SH         SOLE                     30,000
AT&T Wireless Group                 COMMON STOCK    001957406    383.60   20,000  SH         SOLE                     20,000
BEA Systems Inc                     COMMON STOCK    073325102    302.56   10,300  SH         SOLE                     10,300
BOOKHAM TECH PLC SPONSORED ADR      COMMON STOCK    09856Q108      1.35      300  SH         SOLE                        300
Broadcom Corp Cl-A                  COMMON STOCK    111320107    291.89   10,100  SH         SOLE                     10,100
BROCADE COMMUNICATIONS SYS          COMMON STOCK    111621108    213.08   10,200  SH         SOLE                     10,200
Cabletron Syatems INC               COMMON STOCK    126920107    661.77   51,300  SH         SOLE                     51,300
Caminus Corp                        COMMON STOCK    133766105    204.38   10,000  SH         SOLE                     10,000
Check Point Software TECH LTD       COMMON STOCK    M22465104    478.42   10,072  SH         SOLE                     10,072
COMMERCE ONE INC                    COMMON STOCK    200693109    139.95   15,000  SH         SOLE                     15,000
COMVERSE TECHNOLOGY INC             COMMON STOCK    205862402    588.90   10,000  SH         SOLE                     10,000
CORNING INC.                        COMMON STOCK    219350105    206.90   10,000  SH         SOLE                     10,000
Corvis Corporation                  COMMON STOCK    221009103    140.63   20,000  SH         SOLE                     20,000
CREDENCE SYSTEMS CORP               COMMON STOCK    225302108    307.50   15,000  SH         SOLE                     15,000
DATA CRITICAL                       COMMON STOCK    237622105     35.16   25,000  SH         SOLE                     25,000
DEUTSCHE TELEKOM AG                 COMMON STOCK    251566105      5.80      250  SH         SOLE                        250
Devon Energy Corp                   COMMON STOCK    25179M103    291.00    5,000  SH         SOLE                      5,000
Doubleclick Inc                     COMMON STOCK    258609304    346.88   30,000  SH         SOLE                     30,000
eBay Inc                            COMMON STOCK    278642103    180.94    5,000  SH         SOLE                      5,000
Echostar Comm.                      COMMON STOCK    278762109    553.75   20,000  SH         SOLE                     20,000
El Paso Corporation                 COMMON STOCK    28336L109    326.50    5,000  SH         SOLE                      5,000
Embarcadero TECHNOLOGIES INC        COMMON STOCK    290787100    166.25   10,000  SH         SOLE                     10,000
EMC CORP/MASS                       COMMON STOCK    268648102    294.00   10,000  SH         SOLE                     10,000
ERICSSON (LM) TEL SPONSORED
        ADR CL B SEK 10             COMMON STOCK    294821400      8.95     1600  SH         SOLE                      1,600
FINISAR CORP                        COMMON STOCK    31787A101    479.69   50,000  SH         SOLE                     50,000
Gemplus INTERNATIONAL SA ADS        COMMON STOCK    36866Y102    216.30   20,600  SH         SOLE                     20,600
Gemstar-TV Guide INTERNATIONAL      COMMON STOCK    36866W106    439.88   15,300  SH         SOLE                     15,300
GLOBESPAN INC                       COMMON STOCK    379571102    437.50   20,000  SH         SOLE                     20,000
Goldman Sachs Group INC             COMMON STOCK    38141G104    255.30    3,000  SH         SOLE                      3,000
Greka Energy Corp                   COMMON STOCK    397637109    148.75   10,000  SH         SOLE                     10,000
Hongkong.Com Corp                   COMMON STOCK    6219305       10.10  250,000  SH         SOLE                    250,000
Integrated Devices TECHNOLOGY INC   COMMON STOCK    458118106    296.10   10,000  SH         SOLE                     10,000
INTERWOVEN INC                      COMMON STOCK    46114T102    150.94   15,000  SH         SOLE                     15,000
Intuit Inc                          COMMON STOCK    461202103    693.75   25,000  SH         SOLE                     25,000
ISS Group Inc Com                   COMMON STOCK    450306105    273.59   10,000  SH         SOLE                     10,000
JDS UNIPHASE COR                    COMMON STOCK    46614J101    188.06   10,200  SH         SOLE                     10,200
Lattice SEMICONDUCTOR CORP          COMMON STOCK    518415104    181.88   10,000  SH         SOLE                     10,000
LIBERATE TECHNOLOGIES               COMMON STOCK    530129105    207.81   25,000  SH         SOLE                     25,000
London Pacific Grp.                 COMMON STOCK    542073101    325.92   67,200  SH         SOLE                     67,200
LSI Logic Corp.                     COMMON STOCK    502161102    235.95   15,000  SH         SOLE                     15,000
MARCONI PLC                         COMMON STOCK    566306205      6.00      600  SH         SOLE                        600
McData Corporation-A                COMMON STOCK    580031201     94.38    5,000  SH         SOLE                      5,000
MERCURY INTERACTIVE CORP            COMMON STOCK    589405109    418.75   10,000  SH         SOLE                     10,000
MICROMUSE INC                       COMMON STOCK    595094103    385.46   10,200  SH         SOLE                     10,200
Microsoft Inc.                      COMMON STOCK    594918104    546.88   10,000  SH         SOLE                     10,000
Morgan Stanley Dean WITTER & CO     COMMON STOCK    617446448    540.35   10,100  SH         SOLE                     10,100
NETWORK APPLIANCE INC               COMMON STOCK    64120L104    336.25   20,000  SH         SOLE                     20,000
NEWPORT CORP                        COMMON STOCK    651824104    292.60   10,000  SH         SOLE                     10,000
NEWS CORP LTD SPONSORED ADR         COMMON STOCK    652487703      6.28      200  SH         SOLE                        200
NIKU CORP                           COMMON STOCK    654113109    107.50   40,000  SH         SOLE                     40,000
NOKIA CORPORATION SPONSORED ADR     COMMON STOCK    654902204      7.20      300  SH         SOLE                        300
NORTEL NETWORKS CORP                COMMON STOCK    656568102    570.43   40,600  SH         SOLE                     40,600
Option Care Inc                     COMMON STOCK    683948103     11.40    1,200  SH         SOLE                      1,200
Oracle Corp                         COMMON STOCK    68389X105    449.40   30,000  SH         SOLE                     30,000
Parametric TECHNOLOGY CORP          COMMON STOCK    699173100    181.25   20,000  SH         SOLE                     20,000
PERICOM SEMICONDUCTOR CORP          COMMON STOCK    713831105     64.38    5,000  SH         SOLE                      5,000
PMC-SIERRA INC                      COMMON STOCK    69344F106    254.00   10,000  SH         SOLE                     10,000
Precision Drilling CORP             COMMON STOCK    74022D100    360.27   10,100  SH         SOLE                     10,100
Qualcomm Inc                        COMMON STOCK    747525103    283.13    5,000  SH         SOLE                      5,000
RETEK INC                           COMMON STOCK    76128Q109    188.13   10,000  SH         SOLE                     10,000
SAFENET INC                         COMMON STOCK    78645R107     30.94    2,500  SH         SOLE                      2,500
SAP AKTIENGESELLSCHAFT
        SPONSORED ADR               COMMON STOCK    80305404      14.50      500  SH         SOLE                        500
Seitel Inc                          COMMON STOCK    816074306    558.00   30,000  SH         SOLE                     30,000
STORAGENETWORKS INC                 COMMON STOCK    86211E103    165.00   15,000  SH         SOLE                     15,000
Sun Microsystems Inc                COMMON STOCK    866810104    153.70   10,000  SH         SOLE                     10,000
TIBCO SOFTWARE INC                  COMMON STOCK    88632Q103    212.50   25,000  SH         SOLE                     25,000
TRANSCANANADA PIPELINES LIMITED     COMMON STOCK    893526103      1.22      100  SH         SOLE                        100
Transocean Sedco FOREX INC          COMMON STOCK    2821287      435.04   10,100  SH         SOLE                     10,100
Verisign Inc                        COMMON STOCK    92343E102    359.69   10,150  SH         SOLE                     10,150
Veritas Software                    COMMON STOCK    923436109    467.02   10,100  SH         SOLE                     10,100
VIRATA CORP                         COMMON STOCK    927646109    522.50   40,000  SH         SOLE                     40,000
VITESSE SEMICONDUCTOR CORP          COMMON STOCK    928497106    357.19   15,000  SH         SOLE                     15,000
Weatherford INTERNATIONAL           COMMON STOCK    947074100    498.44   10,100  SH         SOLE                     10,100



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